Consolidated Statements of Equity (Q2) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	AOCI	Accumulated Deficit	Total Stockholders’ Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2015		181,308
Balance, value at Dec. 31, 2015	$ 1,291,792	$ 1,813	$ 1,588,541	$ 22	$ (323,761)	$ 1,266,615	$ 25,177
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(2,019)
Share repurchases, value	(20,301)	$ (20)	(20,281)			(20,301)
Dividend reinvestment plan (DRIP), shares		5,773
Dividend reinvestment plan (DRIP), value	58,872	$ 58	58,814			58,872
Change in unrealized value on interest rate swaps	10,565					10,565	0
Common distributions declared	(123,326)				(123,326)	(123,326)
Distributions to noncontrolling interests	(1,882)						(1,882)
Share-based compensation expense	24	$ 0	24			24
Net income (loss)	9,043				8,932	8,932	111
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting pronouncement				1,329	(1,329)
Balance, shares at Jan. 01, 2017		185,062
Balance, value at Jan. 01, 2017	1,224,787	$ 1,851	1,627,098	11,916	(439,484)	1,201,381	23,406
Balance, shares at Dec. 31, 2016		185,062
Balance, value at Dec. 31, 2016	1,224,787	$ 1,851	1,627,098	10,587	(438,155)	1,201,381	23,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(4,617)
Share repurchases, value	(47,157)	$ (46)	(47,111)			(47,157)
Dividend reinvestment plan (DRIP), shares		4,785
Dividend reinvestment plan (DRIP), value	49,126	$ 47	49,079			49,126
Change in unrealized value on interest rate swaps	4,580					4,580	0
Common distributions declared	(123,363)				(123,363)	(123,363)
Distributions to noncontrolling interests	(9,125)						(9,125)
Share-based compensation expense	64	$ 0	64			64
Share-based awards vesting, value	27,647						27,647
Net income (loss)	(41,718)				(38,391)	(38,391)	(3,327)
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(4,196)
Share repurchases, value	(46,152)	$ (42)	(46,110)			(46,152)
Dividend reinvestment plan (DRIP), shares		2,262
Dividend reinvestment plan (DRIP), value	24,899	$ 23	24,876			24,899
Change in unrealized value on interest rate swaps	18,343			14,797		14,797	3,546
Common distributions declared	(62,484)				(62,484)	(62,484)
Distributions to noncontrolling interests	(14,097)						(14,097)
Share-based compensation expense	2,019		719			719	1,300
Share-based awards vesting, shares		5
Other	(25)		(25)			(25)
Net income (loss)	(15,913)				(12,951)	(12,951)	(2,962)
Balance, shares at Jun. 30, 2018		183,304
Balance, value at Jun. 30, 2018	1,385,272	$ 1,833	1,608,590	31,293	(676,673)	965,043	420,229
Balance, shares at Dec. 31, 2017		185,233
Balance, value at Dec. 31, 2017	$ 1,478,682	$ 1,852	1,629,130	16,496	(601,238)	1,046,240	432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares	(4,900)	(4,884)
Share repurchases, value	$ (53,758)	$ (49)	(53,709)			(53,758)
Dividend reinvestment plan (DRIP), shares		3,997
Dividend reinvestment plan (DRIP), value	44,071	$ 40	44,031			44,071
Change in unrealized value on interest rate swaps	(4,156)					(4,134)	(22)
Common distributions declared	(129,945)				(129,945)	(129,945)
Distributions to noncontrolling interests	(28,700)
Share-based compensation expense	5,098	$ 0	1,783			1,783	3,315
Other	154		154			154
Net income (loss)	46,975				39,138	39,138	7,837
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Balance, shares at Mar. 31, 2018		186,027
Balance, value at Mar. 31, 2018	1,461,272	$ 1,860	1,638,176	27,381	(634,164)	1,033,253	428,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(3,830)
Share repurchases, value	(42,137)	$ (38)	(42,099)			(42,137)
Dividend reinvestment plan (DRIP), shares		1,102
Dividend reinvestment plan (DRIP), value	12,135	$ 11	12,124			12,135
Change in unrealized value on interest rate swaps	4,855			3,912		3,912	943
Common distributions declared	(31,158)				(31,158)	(31,158)
Distributions to noncontrolling interests	(7,308)						(7,308)
Share-based compensation expense	1,701		401			401	1,300
Share-based awards vesting, shares		5
Other	(12)		(12)			(12)
Net income (loss)	(14,076)				(11,351)	(11,351)	(2,725)
Balance, shares at Jun. 30, 2018		183,304
Balance, value at Jun. 30, 2018	1,385,272	$ 1,833	1,608,590	31,293	(676,673)	965,043	420,229
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting pronouncement	(528)				(528)	(528)
Balance, shares at Jan. 01, 2019		279,803
Balance, value at Jan. 01, 2019	2,412,369	$ 2,798	2,674,871	12,362	(692,573)	1,997,458	414,911
Balance, shares at Dec. 31, 2018		279,803
Balance, value at Dec. 31, 2018	2,412,897	$ 2,798	2,674,871	12,362	(692,045)	1,997,986	414,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(1,146)
Share repurchases, value	(12,674)	$ (11)	(12,663)			(12,674)
Dividend reinvestment plan (DRIP), shares		3,161
Dividend reinvestment plan (DRIP), value	34,958	$ 31	34,927			34,958
Change in unrealized value on interest rate swaps	(38,006)			(32,900)		(32,900)	(5,106)
Common distributions declared	(96,020)				(96,020)	(96,020)
Distributions to noncontrolling interests	(14,228)						(14,228)
Share-based compensation expense	3,793		1,063			1,063	2,730
Share-based awards vesting, shares		82
Share-based awards vesting, value	0	$ 1	(1)			0
Shares-based awards retained for taxes, shares		(18)
Share-based awards retained for taxes, value	(206)		(206)			(206)
Conversion of noncontrolling interests, shares		1,888
Conversion of noncontrolling interests, value	0	$ (19)	(20,880)			(20,899)	(20,899)
Net income (loss)	(47,960)				(41,765)	(41,765)	(6,195)
Balance, shares at Jun. 30, 2019		283,770
Balance, value at Jun. 30, 2019	2,242,026	$ 2,838	2,718,871	(20,538)	(830,358)	1,870,813	371,213
Balance, shares at Mar. 31, 2019		281,549
Balance, value at Mar. 31, 2019	2,349,185	$ 2,815	2,693,946	(61)	(745,740)	1,950,960	398,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share repurchases, shares		(541)
Share repurchases, value	(5,994)	$ (5)	(5,989)			(5,994)
Dividend reinvestment plan (DRIP), shares		1,558
Dividend reinvestment plan (DRIP), value	17,240	$ 15	17,225			17,240
Change in unrealized value on interest rate swaps	(23,645)			(20,477)		(20,477)	(3,168)
Common distributions declared	(48,048)				(48,048)	(48,048)
Distributions to noncontrolling interests	(7,061)						(7,061)
Share-based compensation expense	2,521		630			630	1,891
Share-based awards vesting, shares		24
Share-based awards vesting, value	0	$ 1	(1)			0
Conversion of noncontrolling interests, shares		1,180
Conversion of noncontrolling interests, value	0	$ (12)	(13,060)			(13,072)	(13,072)
Net income (loss)	(42,172)				(36,570)	(36,570)	(5,602)
Balance, shares at Jun. 30, 2019		283,770
Balance, value at Jun. 30, 2019	$ 2,242,026	$ 2,838	$ 2,718,871	$ (20,538)	$ (830,358)	$ 1,870,813	$ 371,213